COMMITMENTS AND CONTINGENCIES (Operating Lease and Capital Commitments) (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Future minimum payments under non-cancelable operating leases:
2018	¥ 61,274,294
2019	33,979,752
2020	29,512,526
2021	28,934,802
2022	25,855,715
Thereafter	72,304,332
Total	251,861,421
Rental expenses	8,424,344	¥ 15,844,241
Capital Additions [Member]
Future minimum payments under non-cancelable operating leases:
Commitments to purchase machineries	¥ 2,858,818,215